Supplement to the
Fidelity AdvisorSM Balanced Fund
Class A, Class T, Class B, and Class C
October 30, 2010
Prospectus

FMR's Multi-Manager Group has been renamed the Stock Selector Large Cap Group.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Matthew Friedman (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 10.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 11.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIG-11-02 March 25, 2011
1.744347.130

The following information replaces the biographical information for Matthew Friedman and John Roth found in the "Fund Management" section on page 26.

Matthew Friedman is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since September 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity AdvisorSM Balanced Fund
Institutional Class
October 30, 2010
Prospectus

FMR's Multi-Manager Group has been renamed the Stock Selector Large Cap Group.

The following information replaces the similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 6.

The fund is managed by members of FMR's Stock Selector Large Cap Group and Ford O'Neil. Robert Stansky (co-manager), John Avery (co-manager), Matthew Friedman (co-manager), Adam Hetnarski (co-manager), Steven Kaye (co-manager), Robert Lee (co-manager), Douglas Simmons (co-manager), and Pierre Sorel (co-manager) have managed the fund since September 2008. Nathan Strik (co-manager) has managed the fund since January 2010. Peter Saperstone (co-manager) has managed the fund since March 2011. Ford O'Neil (co-manager) has managed the fund since September 2001.

The following information replaces similar information found under the heading "Description of Principal Security Types" in the "Fund Basics" section on page 9.

Forward-settling securities involve a commitment to purchase or sell specific securities when issued, or at a predetermined price or yield. When a fund does not already own or have the right to obtain securities equivalent in kind and amount, a commitment to sell securities is equivalent to a short sale. Payment and delivery take place after the customary settlement period.

The following information replaces similar information found under the heading "Principal Investment Risks" in the "Fund Basics" section beginning on page 10.

Leverage Risk. Derivatives, forward-settling securities, and short sale transactions involve leverage because they can provide investment exposure in an amount exceeding the initial investment. Leverage can magnify investment risks and cause losses to be realized more quickly. A small change in the underlying asset, instrument, or index can lead to a significant loss. Assets segregated to cover these transactions may decline in value and are not available to meet redemptions. Forward-settling securities and short sale transactions also involve the risk that a security will not be issued, delivered, available for purchase, or paid for when anticipated. An increase in the market price of securities sold short will result in a loss. Government legislation or regulation could affect the use of these transactions and could limit the fund's ability to pursue its investment strategies.

AIGI-11-02 March 25, 2011
1.744350.123

The following information replaces the biographical information for Matthew Friedman and John Roth found in the "Fund Management" section on page 24.

Matthew Friedman is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (materials sector), which he has managed since September 2008. He also manages other Fidelity funds. Since joining Fidelity Investments in 2000, Mr. Friedman has worked as a research analyst and portfolio manager.

Peter Saperstone is a member of FMR's Stock Selector Large Cap Group and co-manager of the fund (consumer discretionary sector), which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1995, Mr. Saperstone has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Mid Cap Fund
Class A, Class T, Class B, and Class C
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Michael Valentine (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 24.

Monty Kori is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Michael Valentine is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Valentine has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

MC-11-01 March 25, 2011
1.756202.129

Samuel Wald is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.

Supplement to the
Fidelity Advisor® Mid Cap Fund
Institutional Class
January 29, 2011
Prospectus

The following information replaces similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 6.

Monty Kori (co-manager), Shadman Riaz (co-manager), Gordon Scott (co-manager), Douglas Simmons (co-manager), Pierre Sorel (co-manager), Michael Valentine (co-manager), Patrick Venanzi (co-manager), and Samuel Wald (co-manager) have managed the fund since March 2011.

The following information replaces the biographical information found in the "Fund Management" section on page 20.

Monty Kori is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2006, Mr. Kori has worked as a research analyst and portfolio manager.

Shadman Riaz is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Riaz has worked as a research analyst and portfolio manager.

Gordon Scott is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Scott has worked as a research analyst and portfolio manager.

Douglas Simmons is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Mr. Simmons joined Fidelity Investments in 2003 as a portfolio manager. He is also a member of FMR's Stock Selector Large Cap Group.

Pierre Sorel is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Sorel has worked as an equity research analyst and portfolio manager. He is a also a member of FMR's Stock Selector Large Cap Group.

Michael Valentine is co-manager of the fund, which he has managed since March 2011. Since joining Fidelity Investments in 2005, Mr. Valentine has worked as a research analyst and portfolio manager.

Patrick Venanzi is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 2001, Mr. Venanzi has worked as a research analyst and portfolio manager.

MCI-11-01 March 25, 2011
1.756201.121

Samuel Wald is co-manager of the fund, which he has managed since March 2011. He also manages other Fidelity funds. Since joining Fidelity Investments in 1996, he has worked as a research analyst and portfolio manager.